UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska   68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

4020 South 147th Street, Omaha, Nebraska 68137

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2660

Date of fiscal year end:

12/31

Date of reporting period: 6/30/12

Item 1.  Reports to Stockholders.

Semi-Annual Report

June 30, 2012

JNF Equity Portfolio

JNF Balanced Portfolio

Each a series of the Northern Lights Variable Trust

Dear Shareholders:

We are pleased to present you with the JNF Equity Portfolio Semi Annual Report for 2012.

The JNF Equity Fund returned 8.74% versus the Russell Mid Cap benchmark return of 7.90% for the first six months of 2012.  Over the last twelve months, the Fund’s return is -0.64% versus the benchmark return of -1.65%. Overall, a broad set of our proprietary quantitative factors did well in the first half of 2012, and as a result, led to consistent value-added excess return for the fund.

The Sub-Adviser, Chicago Equity Partners, LLC (“CEP”), has maintained a stance consistent with its historical approach.  Based upon a belief that certain fundamental characteristics drive stock performance, CEP seeks out companies with a combination of favorable growth and valuation characteristics that will out-perform their peers in the long run.  CEP looks for stocks with a combination of the following qualities:

▪

They are trading at a reasonable price versus peer companies;

▪

Expected earnings are increasing faster versus peer companies;

▪

They have strong balance sheets and have a higher quality aspect to them; and

▪

They are responsible with their capital.

The fears of last fall have become manifest this summer, but the market discounting mechanism seems to have decided that muddling through is better than caving under.  Europe has returned to the headlines again and again, as it once again teeters on the knife edge of recession, this time in the heart and not just at the periphery.  With the slowdowns in China and India also lingering, the challenges to GDP and profit growth have mounted.  Nevertheless, if the rest of the world catches a cold when the U.S. sneezes, could it also be that the U.S. just sniffles when the rest of the world catches a cold?  While many economic indicators have been flashing anemic signals, no alarm bells are ringing about imminent collapse.  Corporate profit growth is still substantially stronger than nominal GDP growth, even though it is steadily converging. There will undoubtedly be increasing uncertainty for corporate forecasts in earnings calls this quarter, but the equity market is up more than 8% year to date.  This is consistent with expectations for profit growth in 2012, which are about double the nominal GDP growth rate of 4% (2% in real terms).

If the economy was in a horserace during the second quarter, it clearly fell off the pace.  Early-year acceleration dried up and slow, slower, and slowest were in vogue.  Slow economic growth and slow job creation in the U.S. heightened concerns of a slowdown.  Slower growth coming from China and the emerging countries affected the pace of global growth.  But the “slowest” title went to the establishment of a comprehensive packet of measures to address the sovereign debt issues plaguing Europe—a complex task certainly, but the market remains disappointed with the pace of progress.

The Fund outperformed during the first half of 2012.  Throughout the year, multiple factor groups worked on the equity side, but the strongest group changed from Value to Momentum.   The Fund had positive security selection across many sectors, while the healthcare sector was the largest detractor to returns.  The markets in first quarter and second quarter reacted quite differently to ongoing economic events as market sentiment and risk temperament changed.  Our disciplined and balanced approach to investing prevailed during this time period.

Fiscal and monetary policies continued to play a critical role in shaping investors’ outlooks and expectations. The European Central Bank responded to a request for a banking sector bailout from Spain, while the Federal Reserve extended Operation Twist in hopes of improving financial conditions in the U.S.  China’s central bankers reduced short-term interest rates, and Japan’s central bank added to its quantitative easing campaign.  U.S. housing and labor markets continued to struggle, despite the significant policy initiatives to date.   Additionally, the scheduled tax increases, spending cuts and the end of extended unemployment benefits at year-end may combine to reduce GDP growth in 2013 by as much as 1.3%.  We believe these issues will continue to be front and center during the second half of the year.  Overall, our philosophy will not change based on short-term trends or conditions in the market. Our goal is to add value through security selection, while attempting to neutralize other risk factors, such as market timing and sector rotation, for which there is not adequate compensation by the market.   We will continue to use our disciplined approach to provide added value at controlled levels of risk.

Thank you for being a shareholder of the JNF Equity Portfolio.

Sincerely,

JNF Advisors, Inc.

*Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on redemption of fund shares.  All performance figures for the Portfolio do not include any fees or expenses that are typically charged by the variable annuity separate account contracts.  There is no front end or back end load for the JNF Equity Portfolio. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated May 1, 2012 is 1.15%. For performance information current to the most recent month-end, please call toll-free 1-866-667-0564. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower. The Portfolio’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing.

JNF Equity Portfolio
PORTFOLIO REVIEW (Unaudited)
June 30, 2012

The Fund's performance figures* for the period ended June 30, 2012, as compared to its benchmark:

	Six Months	One Year	Three Year	Five Year	Since Inception**
JNF Equity Portfolio	8.74%	-0.64%	20.25%	-0.57%	-0.60%
Russell Midcap Total Return ***	7.97%	-1.65%	19.44%	1.06%	1.25%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account.

** Inception date is May 1, 2007.

*** The Russell Midcap Index is an unmanaged Index that measures the performance of the 800 smallest companies in the Russell 1000, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

Top Ten Holdings by Industry				% of Net Assets
REITs				8.8%
Retail				6.5%
Insurance				4.5%
Oil & Gas				4.2%
Commercial Services				4.1%
Semiconductors				3.9%
Electric				3.7%
Banks				3.4%
Healthcare-Products				3.3%
Biotechnology				3.1%
Other, Cash & Cash Equivalents				54.5%
				100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio's holdings.

Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares		Value
	COMMON STOCK - 99.6%
	ADVERTISING - 1.4%
54,000	Interpublic Group of Cos., Inc.	$ 585,900
10,300	Omnicom Group, Inc.	500,580
		1,086,480
	AEROSPACE/DEFENSE - 1.1%
4,125	GenCorp, Inc. *	26,854
1,775	Goodrich Corp.	225,247
6,500	L-3 Communications Holdings, Inc.	481,065
200	Moog, Inc. - Cl. A *	8,270
3,650	Orbital Sciences Corp. *	47,158
400	Teledyne Technologies, Inc. *	24,660
900	Triumph Group, Inc.	50,643
		863,897
	AGRICULTURE - 0.7%
975	Andersons, Inc.	41,593
2,600	Bunge Ltd.	163,124
2,225	Lorillard, Inc.	293,589
525	Universal Corp.	24,323
		522,629
	AIRLINES - 1.3%
400	Alaska Air Group, Inc. *	14,360
72,000	Delta Air Lines, Inc. *	788,400
9,225	Republic Airways Holdings, Inc. *	51,199
1,125	Spirit Airlines, Inc. *	21,893
9,350	US Airways Group, Inc. *	124,636
		1,000,488
	APPAREL - 0.9%
900	Carter's, Inc. *	47,340
625	Crocs, Inc. *	10,094
875	Oxford Industries, Inc.	39,113
2,725	Skechers U.S.A., Inc. - Cl. A *	55,508
3,700	VF Corp.	493,765
1,250	Wolverine World Wide, Inc.	48,475
		694,295
	AUTO MANUFACTURERS - 0.0%
4,575	Wabash National Corp. *	30,287

	AUTO PARTS & EQUIPMENT - 0.4%
1,700	Cooper Tire & Rubber Co.	29,818
5,100	Dana Holding Corp.	65,331
875	Tenneco, Inc. *	23,468
6,300	TRW Automotive Holdings Corp. *	231,588
		350,205
See accompanying notes to financial statements.
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Shares		Value
	BANKS - 3.4%
21,500	Associated Banc-Corp	$ 283,585
1,275	Bank of the Ozarks, Inc.	38,352
3,350	Banner, Corp.	73,398
5,600	BOK Financial Corp.	325,920
1,000	Cathay General Bancorp	16,510
2,275	Centerstate Banks, Inc.	16,266
1,675	Chemical Financial Corp.	36,012
14,770	Commerce Bancshares, Inc.	559,783
1,100	Community Trust Bancorp, Inc.	36,839
5,675	CVB Financial Corp.	66,114
4,100	East West Bancorp, Inc.	96,186
10,150	First Merchants Corp.	126,469
3,750	Guaranty Bancorp *	7,912
1,300	Heartland Financial USA, Inc.	31,200
21,600	KeyCorp	167,184
2,225	MainSource Financial Group, Inc.	26,322
300	PacWest Bancorp	7,101
6,500	Peoples Bancorp, Inc.	142,870
3,325	Preferred Bank/Los Angeles CA *	44,422
29,200	Regions Financial Corp.	197,100
5,100	Republic Bancorp, Inc. - Cl. A	113,475
5,800	Susquehanna Bancshares, Inc.	59,740
725	SVB Financial Group *	42,572
100	Texas Capital Bancshares, Inc. *	4,039
1,900	UMB Financial Corp.	97,337
200	Washington Trust Bancorp, Inc.	4,876
14,525	Wilshire Bancorp, Inc. *	79,597
		2,701,181
	BEVERAGES - 0.8%
450	Boston Beer Co., Inc. - Cl. A *	54,450
1,075	Farmer Bros Co. *	8,557
8,400	Monster Beverage Corp. *	598,080
		661,087
	BIOTECHNOLOGY - 3.1%
1,925	Acorda Therapeutics, Inc. *	45,353
3,050	Alexion Pharmaceuticals, Inc. *	302,865
1,975	AMAG Pharmaceuticals, Inc. *	30,415
4,075	Arqule, Inc. *	24,165
17,300	Charles River Laboratories International, Inc. *	566,748
See accompanying notes to financial statements.
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Shares		Value
	BIOTECHNOLOGY - 3.1% (Continued)
525	Cubist Pharmaceuticals, Inc. *	$ 19,903
2,350	Incyte Corp. Ltd. *	53,345
3,200	Life Technologies Corp. *	143,968
4,200	Medicines Co. *	96,348
2,625	Momenta Pharmaceuticals, Inc. *	35,490
18,400	Myriad Genetics, Inc. *	437,368
7,525	PDL BioPharma, Inc.	49,891
21,225	RTI Biologics, Inc. *	79,806
8,750	Spectrum Pharmaceuticals, Inc. *	136,150
9,400	United Therapeutics Corp. *	464,172
		2,485,987
	BUILDING MATERIALS - 0.6%
675	Eagle Materials, Inc.	25,204
26,400	Masco Corp.	366,168
500	Trex Co., Inc. *	15,045
2,150	Universal Forest Products, Inc.	83,807
775	USG Corp. *	14,764
		504,988
	CHEMICALS - 3.0%
200	A Schulman, Inc.	3,970
750	American Vanguard Corp.	19,942
4,880	CF Industries Holdings, Inc.	945,451
900	Chemtura Corp. *	13,050
1,700	Cytec Industries, Inc.	99,688
1,650	HB Fuller Co.	50,655
2,075	Innospec, Inc. *	61,441
650	NewMarket Corp.	140,790
3,700	PPG Industries, Inc.	392,644
4,100	Sherwin-Williams Co.	542,635
2,200	Valspar Corp.	115,478
		2,385,744
	COMMERCIAL SERVICES - 4.1%
750	Acacia Research Corp. *	27,930
7,850	Albany Molecular Research, Inc. *	20,017
450	Arbitron, Inc.	15,750
1,550	Bridgepoint Education, Inc. *	33,790
3,575	Brink's Co.	82,868
300	CDI Corp.	4,920
100	Chemed Corp.	6,044
2,625	Convergys Corp.	38,771
11,775	Corinthian Colleges, Inc. *	34,030
2,450	Corporate Executive Board Co.	100,156
950	CoStar Group, Inc. *	77,140
1,950	Deluxe Corp.	48,633
See accompanying notes to financial statements.
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Shares		Value
	COMMERCIAL SERVICES - 4.1% (Continued)
200	Dollar Thrifty Automotive Group, Inc. *	$ 16,192
9,600	Equifax, Inc.	447,360
950	Global Cash Access Holdings, Inc. *	6,850
1,700	Grand Canyon Education, Inc. *	35,598
475	Healthcare Services Group, Inc.	9,205
4,850	Heartland Payment Systems, Inc.	145,888
4,800	ITT Educational Services, Inc. *	291,600
1,325	Kelly Services, Inc. - Cl. A	17,106
4,675	Live Nation Entertainment, Inc. *	42,916
900	MAXIMUS, Inc.	46,575
6,600	Navigant Consulting, Inc. *	83,424
150	PAREXEL International Corp. *	4,235
6,500	Paychex, Inc.	204,165
2,500	PHH Corp. *	43,700
5,575	Quad/Graphics, Inc.	80,169
15,200	Robert Half International, Inc.	434,264
1,325	Rollins, Inc.	29,640
800	Standard Parking Corp. *	17,216
8,900	Stewart Enterprises, Inc.	63,546
550	Strayer Education, Inc.	59,961
27,800	Total System Services, Inc.	665,254
2,300	TrueBlue, Inc. *	35,604
		3,270,517
	COMPUTERS - 2.7%
325	3D Systems Corp. *	11,096
51,200	Cadence Design Systems, Inc. *	562,688
4,050	Cray, Inc. *	48,924
14,400	Diebold, Inc.	531,504
825	Electronics for Imaging, Inc. *	13,406
3,125	Insight Enterprises, Inc. *	52,594
575	Jack Henry & Associates, Inc.	19,849
1,675	Key Tronic Corp. *	13,802
1,875	Manhattan Associates, Inc. *	85,706
2,600	Mentor Graphics Corp. *	39,000
1,575	Sykes Enterprises, Inc. *	25,137
425	Synaptics, Inc. *	12,168
800	Syntel, Inc.	48,560
3,600	Teradata Corp. *	259,236
400	Unisys Corp. *	7,820
10,800	Western Digital Corp. *	329,184
5,500	Xyratex Ltd.	62,205
		2,122,879
	COSMETICS/PERSONAL CARE - 0.0%
300	Elizabeth Arden, Inc. *	11,643

See accompanying notes to financial statements.
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Shares		Value
	DISTRIBUTION/WHOLESALE - 0.8%
200	Beacon Roofing Supply, Inc. *	$ 5,044
125	Core-Mark Holding Co., Inc.	6,017
6,500	Genuine Parts Co.	391,625
5,400	Ingram Micro, Inc. *	94,338
700	MWI Veterinary Supply, Inc. *	71,939
1,175	Owens & Minor, Inc.	35,990
875	Pool Corp.	35,403
475	Watsco, Inc.	35,055
		675,411
	DIVERSIFIED FINANCIAL SERVICES - 2.6%
6,075	Aircastle Ltd.	73,204
19,500	Discover Financial Services	674,310
150	Encore Capital Group, Inc. *	4,443
475	Epoch Holding Corp.	10,820
1,400	Federal Agricultural Mortgage Corp.	36,722
18,300	Interactive Brokers Group, Inc. - Cl. A	269,376
1,425	Knight Capital Group, Inc. - Cl. A *	17,014
225	MarketAxess Holdings, Inc.	5,994
3,550	National Financial Partners Corp. *	47,570
6,375	Nelnet, Inc. - Cl. A	146,625
575	Netspend Holdings, Inc. *	5,284
44,400	SLM Corp.	697,524
450	Virtus Investment Partners, Inc. *	36,450
15	Walter Investment Management Corp.	352
1,075	World Acceptance Corp. *	70,735
		2,096,423
	ELECTRIC - 3.7%
26,000	Ameren Corp.	872,040
700	Avista Corp.	18,690
23,500	Calpine Corp. *	387,985
1,775	Cleco Corp.	74,248
9,300	Consolidated Edison, Inc.	578,367
2,700	DTE Energy Co.	160,191
925	IDACORP, Inc.	38,924
500	MGE Energy, Inc.	23,650
1,925	NorthWestern Corp.	70,648
11,300	NRG Energy, Inc. *	196,168
850	Otter Tail Corp.	19,440
5,100	Pepco Holdings, Inc.	99,807
2,800	Pinnacle West Capital Corp.	144,872
2,575	PNM Resources, Inc.	50,316
2,800	Portland General Electric Co.	74,648
3,300	Wisconsin Energy Corp.	130,581
		2,940,575
See accompanying notes to financial statements.
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Shares		Value
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
600	Acuity Brands, Inc.	$ 30,546
1,350	Belden, Inc.	45,022
275	Generac Holdings, Inc. *	6,616
6,000	Hubbell, Inc.	467,640
600	Littelfuse, Inc.	34,134
		583,958
	ELECTRONICS - 2.1%
7,000	Agilent Technologies, Inc.	274,680
950	Analogic Corp.	58,900
7,400	Avnet, Inc. *	228,364
2,325	Benchmark Electronics, Inc. *	32,434
475	FARO Technologies, Inc. *	19,988
500	FEI Co. *	23,920
3,100	Garmin Ltd.	118,699
5,700	Itron, Inc. *	235,068
19,300	Jabil Circuit, Inc.	392,369
8,625	Sypris Solutions, Inc.	60,116
5,350	Taser International, Inc. *	28,034
4,800	Tech Data Corp. *	231,216
100	Woodward, Inc.	3,944
		1,707,732
	ENGINEERING & CONSTRUCTION - 1.5%
8,400	Chicago Bridge & Iron Co. NV	318,864
3,650	EMCOR Group, Inc.	101,543
1,075	Exponent, Inc. *	56,792
34,900	McDermott International, Inc. *	388,786
3,500	Shaw Group, Inc. *	95,585
5,700	URS Corp.	198,816
		1,160,386
	ENTERTAINMENT - 0.8%
450	Churchill Downs, Inc.	26,455
2,275	Cinemark Holdings, Inc.	51,984
7,125	Multimedia Games Holding Co., Inc. *	99,750
31,100	Regal Entertainment Group - Cl. A	427,936
		606,125
	ENVIRONMENTAL CONTROL - 0.0%
750	Mine Safety Appliances Co.	30,180

	FOOD - 2.8%
925	B&G Foods, Inc.	24,605
1,925	Cal-Maine Foods, Inc.	75,267
48,900	Dean Foods Co. *	832,767
3,850	Fresh Del Monte Produce, Inc.	90,360
525	Fresh Market, Inc. *	28,156
18,900	Hormel Foods Corp.	574,938
See accompanying notes to financial statements.
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Shares		Value
	FOOD - 2.8% (Continued)
150	J&J Snack Foods Corp.	$ 8,865
600	John B Sanfilippo & Son, Inc. *	10,710
13,300	Kroger Co.	308,427
10,175	Pilgrim's Pride Corp. *	72,751
600	Sanderson Farms, Inc.	27,492
8,100	Tyson Foods, Inc.	152,523
700	United Natural Foods, Inc. *	38,402
		2,245,263
	FOREST PRODUCTS & PAPER - 0.8%
1,875	Buckeye Technologies, Inc.	53,419
4,000	Domtar Corp.	306,840
7,200	International Paper Co.	208,152
275	Schweitzer-Mauduit International, Inc.	18,739
2,300	Wausau Paper Corp.	22,379
		609,529
	GAS - 1.2%
650	Laclede Group, Inc.	25,876
700	New Jersey Resources Corp.	30,527
26,200	NiSource, Inc.	648,450
6,500	Vectren Corp.	191,880
1,725	WGL Holdings, Inc.	68,569
		965,302
	HAND/MACHINE TOOLS - 0.7%
400	Franklin Electric Co., Inc.	20,452
11,500	Lincoln Electric Holdings, Inc.	503,585
		524,037
	HEALTHCARE-PRODUCTS - 3.3%
2,125	ABIOMED, Inc. *	48,492
19,800	Affymetrix, Inc. *	92,862
1,850	Align Technology, Inc. *	61,901
6,700	Alphatec Holdings, Inc. *	12,328
650	ArthroCare Corp. *	19,032
325	Cantel Medical Corp.	8,856
3,450	CardioNet, Inc. *	7,003
2,975	Conceptus, Inc. *	58,964
1,050	Cyberonics, Inc. *	47,187
875	Genomic Health, Inc. *	29,225
200	Haemonetics Corp. *	14,822
5,700	Henry Schein, Inc. *	447,393
1,225	ICU Medical, Inc. *	65,390
225	Luminex Corp. *	5,510
450	Masimo Corp. *	10,071
275	Orthofix International NV *	11,344
25,200	ResMed, Inc. *	786,240
See accompanying notes to financial statements.
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Shares		Value
	HEALTHCARE-PRODUCTS - 3.3% (Continued)
1,375	Spectranetics Corp. *	$ 15,703
12,600	St. Jude Medical, Inc.	502,866
3,250	SurModics, Inc. *	56,225
300	West Pharmaceutical Services, Inc.	15,147
150	Young Innovations, Inc.	5,174
5,300	Zimmer Holdings, Inc.	341,108
		2,662,843
	HEALTHCARE-SERVICES - 2.1%
100	AMERIGROUP Corp. *	6,591
250	Amsurg Corp. *	7,495
1,150	Bio-Reference Labs, Inc. *	30,222
2,400	Centene Corp. *	72,384
14,900	Community Health Systems, Inc. *	417,647
2,650	HealthSouth Corp. *	61,639
11,700	Humana, Inc.	906,048
2,075	Kindred Healthcare, Inc. *	20,397
600	Magellan Health Services, Inc. *	27,198
500	Molina Healthcare, Inc. *	11,730
2,975	Select Medical Holdings Corp. *	30,077
4,900	Universal American Corp *	51,597
1,250	WellCare Health Plans, Inc. *	66,250
		1,709,275
	HOME BUILDERS - 1.0%
23,800	DR Horton, Inc.	437,444
24,900	PulteGroup, Inc. *	266,430
4,625	Ryland Group, Inc.	118,308
		822,182
	HOME FURNISHINGS - 0.4%
1,500	Bassett Furniture Industries, Inc.	15,465
3,925	Kimball International, Inc. - Cl. B	30,222
300	La-Z-Boy, Inc. *	3,687
5,100	Select Comfort Corp. *	106,692
2,600	Whirlpool Corp.	159,016
		315,082
	HOUSEHOLD PRODUCTS/WARES - 0.6%
475	Blyth, Inc.	16,416
10,200	Jarden Corp.	428,604
		445,020
	HOUSEWARES - 0.3%
1,250	Libbey, Inc. *	19,212
3,600	Toro Co.	263,844
		283,056
See accompanying notes to financial statements.
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Shares		Value
	INSURANCE - 4.5%
2,825	Amtrust Financial Services, Inc.	$ 83,931
8,800	Arch Capital Group Ltd. *	349,272
9,300	Assurant, Inc.	324,012
4,400	Everest Re Group Ltd.	455,356
5,000	First American Financial Corp.	84,800
9,600	Hartford Financial Services Group, Inc.	169,248
1,325	Horace Mann Educators Corp.	23,161
5,500	Lincoln National Corp.	120,285
1,075	Montpelier Re Holdings Ltd.	22,887
1,500	ProAssurance Corp.	133,635
26,700	Protective Life Corp.	785,247
6,350	Stewart Information Services Corp.	97,473
5,825	Symetra Financial Corp.	73,512
6,900	Torchmark Corp.	348,795
3,225	United Fire Group, Inc.	68,789
400	White Mountains Insurance Group Ltd.	208,700
10,200	XL Group PLC	214,608
		3,563,711
	INTERNET - 1.7%
375	AboveNet, Inc. *	31,500
825	Ancestry.com, Inc. *	22,712
8,000	AOL, Inc. *	224,640
1,600	Blucora, Inc. *	19,712
400	DealerTrack Holdings, Inc. *	12,044
500	ePlus, Inc. *	16,175
8,300	Expedia, Inc.	398,981
3,375	F5 Networks, Inc. *	336,015
2,700	IAC/InterActive Corp .	123,120
1,325	Liquidity Services, Inc. *	67,827
225	magicJack VocalTec Ltd. *	4,275
1,350	ModusLink Global Solutions, Inc. *	4,037
1,750	Move, Inc. *	15,943
7,875	Orbitz Worldwide, Inc. *	28,744
800	Sourcefire, Inc. *	41,120
		1,346,845
	INVESTMENT COMPANIES - 0.1%
6,500	Prospect Capital Corp.	74,035
1,750	THL Credit, Inc.	23,573
		97,608
	IRON/STEEL - 1.6%
41,700	Commercial Metals Co.	527,088
7,000	Nucor Corp.	265,300
4,600	Reliance Steel & Aluminum Co.	232,300
22,000	Steel Dynamics, Inc.	258,500
		1,283,188
See accompanying notes to financial statements.
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Shares		Value
	LEISURE TIME - 1.7%
1,700	Arctic Cat, Inc. *	$ 62,152
2,375	Brunswick Corp.	52,772
9,700	Harley-Davidson, Inc.	443,581
1,275	Interval Leisure Group, Inc.	24,238
11,250	Polaris Industries, Inc.	804,150
		1,386,893
	LODGING - 0.4%
6,700	Wyndham Worldwide Corp.	353,358

	MACHINERY-DIVERSIFIED - 0.7%
2,150	Applied Industrial Technologies, Inc.	79,228
3,525	Briggs & Stratton Corp.	61,652
2,400	CNH Global NV *	93,264
3,300	Flow International Corp. *	10,395
400	Lindsay Corp.	25,960
300	Middleby Corp. *	29,883
1,900	NACCO Industries, Inc. - Cl. A	220,875
400	Sauer-Danfoss, Inc.	13,972
		535,229
	MEDIA - 0.8%
2,075	Belo Corp.	13,363
800	Fisher Communications, Inc. *	23,928
2,600	Liberty Media Corp. - Liberty Capital *	228,566
8,075	McClatchy Co. *	17,765
2,700	McGraw-Hill Cos Inc.	121,500
450	Scholastic Corp.	12,672
3,400	Scripps Networks Interactive, Inc.	193,324
		611,118
	METAL FABRICATE/HARDWARE - 1.1%
650	Haynes International, Inc.	33,111
1,400	Mueller Industries, Inc.	59,626
2,775	NN, Inc. *	28,333
100	RBC Bearings, Inc. *	4,730
11,300	Timken Co.	517,427
850	Valmont Industries, Inc.	102,825
5,950	Worthington Industries, Inc.	121,797
		867,849
	MINING - 0.2%
175	AMCOL International Corp.	4,954
775	Coeur d'Alene Mines Corp. *	13,609
375	Kaiser Aluminum Corp.	19,440
12,400	Noranda Aluminum Holding Corp.	98,704
1,150	Vista Gold Corp. *	3,347
		140,054
See accompanying notes to financial statements.
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Shares		Value
	MISCELLANEOUS MANUFACTURING - 2.7%
850	Actuant Corp.	$ 23,086
1,250	American Railcar Industries, Inc. *	33,875
500	AO Smith Corp.	24,445
700	Barnes Group, Inc.	17,003
4,300	Eaton Corp.	170,409
4,300	FreightCar America, Inc.	98,771
3,275	Hexcel Corp. *	84,462
11,600	Ingersoll-Rand PLC	489,288
8,100	ITT Corp.	142,560
875	John Bean Technologies Corp.	11,874
1,550	Koppers Holdings, Inc.	52,700
3,725	Movado Group, Inc.	93,200
750	Myers Industries, Inc.	12,870
275	Park-Ohio Holdings Corp. *	5,233
2,600	Parker Hannifin Corp.	199,888
5,950	Smith & Wesson Holding Corp. *	49,445
300	Standex International Corp.	12,771
1,150	Sturm Ruger & Co., Inc.	46,173
12,500	Textron, Inc.	310,875
11,300	Trinity Industries, Inc.	282,274
		2,161,202
	MULTI-NATIONAL - 0.2%
6,050	Banco Latinoamericano de Comercio Exterior SA	129,652

	OFFICE FURNISHINGS - 0.1%
1,075	Herman Miller, Inc.	19,909
4,500	Steelcase, Inc. - Cl. A	40,635
		60,544
	OIL & GAS - 4.2%
725	Adams Resources & Energy, Inc.	30,392
1,150	Carrizo Oil & Gas, Inc. *	27,036
250	Clayton Williams Energy, Inc. *	12,095
19,000	Denbury Resources, Inc. *	287,090
2,200	Energen Corp.	99,286
300	Energy Partners Ltd. *	5,070
2,925	Energy XXI Bermuda Ltd.	91,523
5,600	Marathon Petroleum Corp.	251,552
7,375	Miller Energy Resources, Inc. *	36,875
8,600	Murphy Oil Corp.	432,494
8,500	Nabors Industries Ltd. *	122,400
2,775	Parker Drilling Co. *	12,515
2,850	PDC Energy, Inc. *	69,882
2,150	Pioneer Natural Resources Co.	189,652
19,100	Plains Exploration & Production Co. *	671,938
See accompanying notes to financial statements.
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Shares		Value
	OIL & GAS - 4.2% (Continued)
1,400	Rosetta Resources, Inc. *	$ 51,296
1,950	Stone Energy Corp. *	49,413
8,800	Tesoro Corp. *	219,648
3,600	Unit Corp. *	132,804
4,825	Vaalco Energy, Inc. *	41,640
16,500	Valero Energy Corp.	398,475
4,300	Western Refining, Inc.	95,761
		3,328,837
	OIL & GAS SERVICES - 1.1%
2,975	C&J Energy Services, Inc. *	55,037
150	Dril-Quip, Inc. *	9,838
1,000	Global Geophysical Services, Inc. *	6,120
900	Gulf Island Fabrication, Inc.	25,389
9,550	Helix Energy Solutions Group, Inc. *	156,715
2,800	Matrix Service Co. *	31,780
2,600	Oceaneering International, Inc.	124,436
150	OYO Geospace Corp. *	13,499
15,201	Superior Energy Services, Inc. *	307,516
2,900	Targa Resources Corp.	123,830
725	Tesco Corp. *	8,700
5,125	TGC Industries, Inc. *	49,764
		912,624
	PACKAGING & CONTAINERS - 0.1%
4,500	Owens-Illinois, Inc. *	86,265

	PHARMACEUTICALS - 3.0%
1,250	Alkermes PLC *	21,213
15,100	AmerisourceBergen Corp.	594,185
19,475	Array BioPharma, Inc. *	67,578
1,525	Auxilium Pharmaceuticals, Inc. *	41,007
9,300	Herbalife Ltd.	449,469
800	Impax Laboratories, Inc. *	16,216
925	Jazz Pharmaceuticals Plc *	41,634
4,300	Mead Johnson Nutrition Co. - Cl. A	346,193
550	Medicis Pharmaceutical Corp. - Cl. A	18,783
225	Medivation, Inc. *	20,565
1,125	Nature's Sunshine Products, Inc.	16,988
3,000	Omnicare, Inc.	93,690
3,675	Pharmacyclics, Inc. *	200,692
900	PharMerica Corp. *	9,828
12,875	Pozen, Inc. *	80,340
2,075	Questcor Pharmaceuticals, Inc. *	110,473
175	Salix Pharmaceuticals Ltd. *	9,527
See accompanying notes to financial statements.
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Shares		Value
	PHARMACEUTICALS - 3.0% (Continued)
2,150	Synutra International, Inc. *	$ 11,610
500	Theravance, Inc. *	11,110
625	USANA Health Sciences, Inc. *	25,700
3,000	Watson Pharmaceuticals, Inc. *	221,970
		2,408,771
	PIPELINES - 0.2%
4,000	ONEOK, Inc.	169,240

	PRIVATE EQUITY - 0.4%
32,900	American Capital Ltd. *	331,303

	REAL ESTATE - 0.0%
1,750	HFF, Inc. - Cl. A *	24,395
175	Sovran Self Storage, Inc.	8,766
		33,161
	REITS - 8.8%
3,200	AG Mortgage Investment Trust, Inc.	68,768
5,750	American Assets Trust, Inc.	139,437
29,800	American Capital Agency Corp.	1,001,578
4,275	American Capital Mortgage Investment Corp.	102,087
20,200	Anworth Mortgage Asset Corp.	142,410
675	Apollo Residential Mortgage, Inc.	13,014
10,400	ARMOUR Residential REIT, Inc.	73,944
1,275	AvalonBay Communities, Inc.	180,387
3,775	Boston Properties, Inc.	409,097
4,900	Brandywine Realty Trust	60,466
1,200	Camden Property Trust	81,204
32,300	Chimera Investment Corp.	76,228
23,700	CommonWealth REIT	453,144
7,250	Coresite Realty Corp.	187,195
14,325	DCT Industrial Trust, Inc.	90,247
1,700	Digital Realty Trust, Inc.	127,619
175	EastGroup Properties, Inc.	9,327
1,325	Entertainment Properties Trust	54,471
3,800	Equity Residential	236,968
500	Extra Space Storage, Inc.	15,300
6,000	HCP, Inc.	264,900
2,800	Health Care REIT, Inc.	163,240
3,500	Hospitality Properties Trust	86,695
18,300	Kimco Realty Corp.	348,249
3,275	LaSalle Hotel Properties	95,433
125	LTC Properties, Inc.	4,535
3,800	Macerich Co.	224,390
See accompanying notes to financial statements.
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Shares		Value
	REITS - 8.8% (Continued)
4,600	Mack-Cali Realty Corp.	$ 133,722
1,500	Mission West Properties, Inc.	12,930
875	National Retail Properties, Inc.	24,754
2,650	Omega Healthcare Investors, Inc.	59,625
800	One Liberty Properties, Inc.	15,064
2,100	PennyMac Mortgage Investment Trust	41,433
100	Post Properties, Inc.	4,895
150	PS Business Parks, Inc.	10,158
7,800	Realty Income Corp.	325,806
325	Saul Centers, Inc.	13,933
3,900	SL Green Realty Corp.	312,936
17,650	Sunstone Hotel Investors, Inc. *	193,974
5,200	Taubman Centers, Inc.	401,232
5,750	Two Harbors Investment Corp.	59,570
6,400	Ventas, Inc.	403,968
3,474	Vornado Realty Trust	291,747
		7,016,080
	RETAIL - 6.5%
2,725	Aeropostale, Inc. *	48,587
34,000	American Eagle Outfitters, Inc.	670,820
700	ANN, Inc. *	17,843
1,525	Asbury Automotive Group, Inc. *	36,127
550	AutoZone, Inc. *	201,943
13,000	Brinker International, Inc.	414,310
825	Buckle Inc.	32,645
325	Cheesecake Factory Inc. *	10,387
2,100	Coinstar, Inc. *	144,186
5,375	Conn's, Inc. *	79,550
850	Cracker Barrel Old Country Store, Inc.	53,380
2,275	Destination Maternity Corp.	49,140
2,600	Dillard's, Inc.	165,568
14,200	Dollar Tree, Inc. *	763,960
2,050	Express, Inc. *	37,248
875	First Cash Financial Services, Inc. *	35,149
5,900	Foot Locker, Inc.	180,422
575	GNC Holdings, Inc. - Cl. A	22,540
875	Hibbett Sports, Inc. *	50,496
4,350	Hot Topic, Inc.	42,151
3,075	HSN, Inc.	124,076
875	Lumber Liquidators Holdings, Inc. *	29,566
12,900	Macy's, Inc.	443,115
1,100	Nu Skin Enterprises, Inc.	51,590
See accompanying notes to financial statements.
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Shares		Value
	RETAIL - 6.5% (Continueda)
3,550	O'Reilly Automotive, Inc. *	$ 297,384
3,525	OfficeMax, Inc. *	17,837
1,525	Papa John's International, Inc. *	72,544
2,575	PC Connection, Inc.	27,347
3,200	Penske Automotive Group, Inc.	67,968
9,100	PetSmart, Inc.	620,438
3,800	Ross Stores, Inc.	237,386
850	Sonic Automotive, Inc. - Cl. A	11,620
2,975	Susser Holdings Corp. *	110,581
675	Texas Roadhouse, Inc.	12,440
		5,180,344
	SAVINGS & LOANS - 0.0%
225	HomeStreet, Inc. *	7,198

	SEMICONDUCTORS - 3.9%
24,200	Advanced Micro Devices, Inc. *	138,666
13,400	Analog Devices, Inc.	504,778
14,400	Avago Technologies Ltd.	516,960
1,325	Cirrus Logic, Inc. *	39,591
9,150	Exar Corp. *	74,664
5,575	GSI Technology, Inc. *	26,425
2,575	GT Advanced Technologies, Inc. *	13,596
1,575	Integrated Silicon Solution, Inc. *	15,892
2,500	Intersil Corp. - Cl. A	26,625
13,100	KLA-Tencor Corp.	645,175
10,500	Kulicke & Soffa Industries, Inc. *	93,660
42,800	LSI Corp. *	272,636
5,450	MaxLinear, Inc. - Cl. A *	27,032
2,525	Micrel, Inc.	24,063
1,650	MKS Instruments, Inc.	47,735
2,200	Monolithic Power Systems, Inc. *	43,714
1,600	Power Integrations, Inc.	59,680
350	Semtech Corp. *	8,512
675	Standard Microsystems Corp. *	24,901
1,125	Ultratech, Inc. *	35,438
1,900	Volterra Semiconductor Corp. *	44,555
12,900	Xilinx, Inc.	433,053
		3,117,351
	SOFTWARE - 2.8%
11,500	Activision Blizzard, Inc.	137,885
2,225	Actuate Corp. *	15,419
4,300	Acxiom Corp. *	64,973
4,675	American Software Inc. - Cl. A	37,166
See accompanying notes to financial statements.
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Shares		Value
	SOFTWARE - 2.8% (Continued)
1,800	ANSYS, Inc. *	$ 113,598
5,550	Aspen Technology, Inc. *	128,482
50	athenahealth, Inc. *	3,958
31,500	CA, Inc.	853,335
2,325	CommVault Systems, Inc. *	115,250
250	Computer Programs & Systems, Inc.	14,305
250	Fair Isaac Corp.	10,570
3,450	FalconStor Software, Inc. *	9,004
5,200	Intuit, Inc.	308,620
575	Medidata Solutions, Inc. *	18,785
300	NetSuite, Inc. *	16,431
1,300	QAD, Inc. - Cl. A *	18,486
900	Quest Software, Inc. *	25,065
4,025	SolarWinds, Inc. *	175,329
400	SS&C Technologies Holdings, Inc. *	10,000
2,000	SYNNEX Corp. *	68,980
1,825	Tyler Technologies, Inc. *	73,639
200	Ultimate Software Group, Inc. *	17,824
		2,237,104
	TELECOMMUNICATIONS - 2.0%
200	ADTRAN, Inc.	6,038
1,900	Anixter International, Inc.	100,795
8,800	Arris Group, Inc. *	122,408
9,800	Aviat Networks, Inc. *	27,440
3,700	CalAmp Corp. *	27,121
2,225	Comtech Telecommunications Corp.	63,590
700	Consolidated Communications Holdings, Inc.	10,360
13,400	Crown Castle International Corp. *	786,044
600	HickoryTech Corp.	6,666
2,175	Ixia *	26,143
725	Loral Space & Communications, Inc.	48,829
2,375	NETGEAR, Inc. *	81,961
6,750	Premiere Global Services, Inc. *	56,633
2,300	Procera Networks, Inc. *	55,913
5,200	tw telecom inc - Cl. A *	133,432
1,300	Ubiquiti Networks, Inc. *	18,525
		1,571,898
	TEXTILES - 0.4%
8,600	Cintas Corp.	332,046
500	G&K Services, Inc. - Cl. A	15,595
		347,641
	TOYS/GAMES/HOBBIES - 0.1%
10,075	LeapFrog Enterprises, Inc. - Cl. A *	103,369

See accompanying notes to financial statements.
Jefferson National Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Shares		Value
	TRANSPORTATION - 0.5%
975	Celadon Group, Inc.	$ 15,970
2,600	Con-way, Inc.	93,886
500	Hub Group, Inc. - Cl. A *	18,100
2,000	Landstar System, Inc.	103,440
1,450	Old Dominion Freight Line, Inc. *	62,771
1,300	RailAmerica, Inc. *	31,460
900	Saia, Inc. *	19,701
3,200	Swift Transportation Co. - Cl. A *	30,240
1,875	Universal Truckload Services, Inc.	28,359
		403,927
	TRUCKING & LEASING - 0.4%
1,150	Amerco, Inc.	103,465
4,800	GATX Corp.	184,800
200	TAL International Group, Inc.	6,698
		294,963
	WATER - 0.5%
275	American States Water Co.	10,884
11,100	American Water Works Co., Inc.	380,508
500	Artesian Resources Corp.	10,770
		402,162

	TOTAL COMMON STOCK (Cost - $73,058,517)	79,564,175

	SHORT-TERM INVESTMENTS - 0.6%
498,647	AIM STIT Liquid Assets Portfolio, to yield 0.08% (Cost - $498,647) (a)	498,647

	TOTAL INVESTMENTS - 100.2% (Cost - $73,557,164) (b)	$ 80,062,822
	LIABILITIES LESS OTHER ASSETS - (0.2) %	(127,839)
	NET ASSETS - 100.0%	$ 79,934,983

* Non-income producing security.
(a) Variable rate security, the money market rate shown represents the rate at June 30, 2012.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 8,888,133
	Unrealized depreciation:	(2,382,475)
	Net unrealized appreciation:	$ 6,505,658

See accompanying notes to financial statements.

Dear Shareholders:

We are pleased to present you with the JNF Balanced Portfolio Semi Annual Report for 2012.

The JNF Balanced Portfolio (the “Fund”) returned 6.67% versus the split 70/30 benchmark return of 7.30%.  The fund was neutral to the allocation target of 70% equity and 30% fixed income during the year and currently maintains a similar allocation.

The Equity Team at the Sub-Adviser, Chicago Equity Partners, LLC (“CEP”), based upon a belief that certain fundamental characteristics drive stock performance, seeks out companies with a combination of favorable growth and valuation characteristics that will out-perform their peers in the long run.  CEP looks for stocks with a combination of the following qualities:

▪

They are trading at a reasonable price versus peer companies;

▪

Expected earnings are increasing faster versus peer companies;

▪

They have strong balance sheets and have a higher quality aspect to them; and

▪

They are responsible with their capital.

The Fixed Income Team at the Sub-Adviser, Chicago Equity Partners, LLC (“CEP”) believes that the role of fixed income is to provide income, stability and to reduce overall portfolio risk.  CEP builds diversified portfolios with an income advantage by purchasing bonds in the high-quality, non-Treasury sectors. The depth and breadth of their research adds value in sector allocation, yield curve positioning and security selection. CEP manages risk by maintaining a narrow duration band, limiting position size and avoiding illiquid and unproven securities.  A disciplined investment process is followed through all market cycles combining quantitative and fundamental research with an experienced portfolio management team.  The key elements of the process include sector allocation, security selection, yield curve positioning/duration management and risk management.

The equity and fixed income teams work together to determine the appropriate balance of equities and fixed income based on the target allocation of 70/30 using a broad set of factors including macro-economic trends, capital market trends, Fed outlook, and relative valuation.

The fears of last fall have become manifest this summer, but the market discounting mechanism seems to have decided that muddling through is better than caving under.  Europe has returned to the headlines again and again, as it once again teeters on the knife edge of recession, this time in the heart and not just at the periphery.  With the slowdowns in China and India also lingering, the challenges to GDP and profit growth have mounted.  Nevertheless, if the rest of the world catches a cold when the U.S. sneezes, could it also be that the U.S. just sniffles when the rest of the world catches a cold?  While many economic indicators have been flashing anemic signals, no alarm bells are ringing about imminent collapse.  Corporate profit growth is still substantially stronger than nominal GDP growth, even though it is steadily converging. There will undoubtedly be increasing uncertainty for corporate forecasts in earnings calls this quarter, but the equity market is up more than 8% year to date.  This is consistent with expectations for profit growth in 2012, which are about double the nominal GDP growth rate of 4% (2% in real terms).

The Fund performed in-line with the 70/30 benchmark during the first half of 2012.   The equities had solid performance in both quarters, even as the model’s stock-selection forecasts were mixed.  Low ranked stocks underperformed as expected, but the top ranked quintile was less effective among the largest cap stocks. Throughout the year, multiple factor groups worked on the equity side, but the strongest group changed from Value to Momentum during the first six months of the year. The Growth group continues its solid performance for the quarter and the year and the Quality group was positive as cash deployment strategies were effective.  The markets in first quarter and second quarter reacted quite differently to ongoing economic events as market sentiment and risk temperament changed.  Our disciplined and balanced approach to investing prevailed during this time period.

The fixed income portion underperformed in the 1st quarter and outperformed in the 2nd quarter.   In a reversal of the first quarter, interest rates declined and quality spreads increased during the second quarter.  Decelerating economic growth domestically and internationally, especially in Europe, caused interest rates to decline globally.  Credit spreads, however, moved wider, as profitability growth rates declined, and the European debt crisis continued to unfold.  Ratings downgrades in the bank and finance sectors during the quarter added to investors’ concerns.  Although “risk” assets performed well in June, valuations declined in the second quarter. Investors became more defensive, given the prospect of slowing economies in Europe, China and the U.S.  We maintain our portfolio strategy of being defensive on credit. Our corporate holdings are focused on high quality defensive industries.  High quality sectors, including agency debentures and agency MBS are included to provide income and stability.  Portfolio duration and maturity distributions are similar to benchmark levels.

Fiscal and monetary policies continued to play a critical role in shaping investors’ outlooks and expectations. The European Central Bank responded to a request for a banking sector bailout from Spain, while the Federal Reserve extended Operation Twist in hopes of improving financial conditions in the U.S.  China’s central bankers reduced short-term interest rates, and Japan’s central bank added to its quantitative easing campaign.  U.S. housing and labor markets continued to struggle, despite the significant policy initiatives to date.   Additionally, the scheduled tax increases, spending cuts and the end of extended unemployment benefits at year-end may combine to reduce GDP growth in 2013 by as much as 1.3%.  We believe these issues will continue to be front and center during the second half of the year.  Overall, our philosophy will not change based on short-term trends or conditions in the market. .  We remain confident that our portfolio positioning will benefit the Fund in the coming months and will continue to monitor the market and manage the portfolio using our disciplined strategy.

Sincerely,

JNF Advisors, Inc.

*Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on redemption of fund shares. All performance figures for the Portfolio do not include any fees or expenses that are typically charged by the variable annuity separate account contracts.  There is no front end or back end load for the JNF Balanced Portfolio. The total annual operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated May, 1 2012 is 1.36% (before fee waiver/reimbursement). For performance information current to the most recent month-end, please call toll-free 1-866-667-0564. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower. The Portfolio’s prospectus contains more complete information, including fees, expenses and risks involved in investing in Mutual Funds and should be read carefully before investing.

JNF Balanced Portfolio
PORTFOLIO REVIEW (Unaudited)
June 30, 2012

The Fund's performance figures* for the period ended June 30, 2012, as compared to its benchmark:

Six Months	One Year	Three Year	Five Year	Since Inception**
JNF Balanced Portfolio	6.67%	5.61%	13.89%	3.11%	3.01%
Barclay's Capital US Aggregate Bond Index ***	2.37%	7.47%	6.93%	6.79%	6.36%
Russell 1000 Total Return Index ***	9.38%	4.37%	16.64%	0.39%	0.64%
Blended Benchmark Index ***	7.28%	5.30%	13.73%	2.31%	2.36%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account.

** Inception date is May 1, 2007.

*** The Blended Benchmark Index represents a blend of 70% Russell 1000 Total Return Index and 30% Barclay's Capital US Aggregate Bond Index. The Russell 1000 is an unmanaged index that measures the performance of the 1000 largest companies in the Russell 3000. The Barclay’s Capital US Aggregate Index  is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities.

Top Ten Holdings by Industry	% of Net Assets
US Government Agencies - Mortgage Backed	13.3%
Computers	6.8%
US Government	6.6%
Oil & Gas	6.0%
US Government Agency	5.9%
Pharmaceuticals	5.8%
Banks	4.2%
Retail	3.9%
Telecommunications	3.2%
Diversified Financial Services	3.1%
Other, Cash & Cash Equivalents	41.2%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Portfolio's holdings.

Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS
June 30, 2012 (Unaudited)
Shares	Value
COMMON STOCK - 70.5%
ADVERTISING - 0.2%
3,400	Interpublic Group of Cos, Inc.	$ 36,890

AEROSPACE/DEFENSE - 1.6%
3,100	Exelis, Inc.	30,566
800	Lockheed Martin Corp.	69,664
2,700	Northrop Grumman Corp.	172,233
850	United Technologies Corp.	64,200
336,663
AGRICULTURE - 1.6%
2,600	Archer-Daniels-Midland Co.	76,752
2,860	Philip Morris International, Inc.	249,564
326,316
AIRLINES - 0.3%
6,150	Delta Air Lines, Inc.	67,343

APPAREL - 0.6%
2,150	Coach, Inc.	125,732

BANKS - 4.2%
5,300	BB&T Corp.	163,505
1,000	Comerica, Inc.	30,710
775	Goldman Sachs Group, Inc.	74,292
4,690	JPMorgan Chase & Co.	167,574
10,400	Regions Financial Corp.	70,200
5,250	US Bancorp	168,840
5,650	Wells Fargo & Co.	188,936
864,057
BEVERAGES - 1.3%
400	Brown-Forman Corp. - Cl. B	38,740
1,100	Coca-Cola Co.	86,009
2,000	Coca-Cola Enterprises, Inc.	56,080
1,200	Monster Beverage Corp.	85,440
266,269
BIOTECHNOLOGY - 1.7%
600	Alexion Pharmaceuticals, Inc.	59,580
1,285	Amgen, Inc.	93,856
400	Celgene Corp.	25,664
1,500	Charles River Laboratories International, Inc.	49,140
2,300	United Therapeutics Corp.	113,574
341,814

See accompanying notes to financial statements.
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Shares	Value
CHEMICALS - 1.6%
535	CF Industries Holdings, Inc.	$ 103,651
400	Cytec Industries, Inc.	23,456
400	Eastman Chemical Co.	20,148
900	LyondellBasell Industries NV	36,243
925	PPG Industries, Inc.	98,161
150	Sherwin-Williams Co.	19,852
300	WR Grace & Co.	15,135
316,646
COMMERCIAL SERVICES - 0.8%
1,675	Automatic Data Processing, Inc.	93,231
700	Equifax, Inc.	32,620
600	ITT Educational Services, Inc.	36,450
162,301
COMPUTERS - 6.7%
3,650	Accenture PLC - Cl. A	219,328
1,080	Apple, Inc.	630,720
4,800	Brocade Communications Systems, Inc.	23,664
10,350	Cadence Design Systems, Inc.	113,747
1,780	International Business Machines Corp.	348,132
800	Western Digital Corp.	24,384
1,359,975
COSMETICS/PERSONAL CARE - 0.7%
750	Colgate-Palmolive Co.	78,075
1,225	Estee Lauder Cos., Inc. - Cl. A	66,297
144,372
DISTRIBUTION/WHOLESALE - 1.0%
1,700	Genuine Parts Co.	102,425
565	WW Grainger, Inc.	108,051
210,476
DIVERSIFIED FINANCIAL SERVICES - 2.9%
6,200	Discover Financial Services	214,396
6,100	SLM Corp.	95,831
2,200	Visa, Inc. - Cl. A	271,986
582,213
ELECTRIC - 2.2%
3,550	Ameren Corp.	119,067
2,500	Consolidated Edison, Inc.	155,475
7,750	Duke Energy Corporation	178,715
453,257
ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
900	Hubbell, Inc.	70,146

See accompanying notes to financial statements.
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Shares	Value
ELECTRONICS - 0.8%
500	Garmin Ltd.	$ 19,145
950	Honeywell International, Inc.	53,048
2,650	Jabil Circuit, Inc.	53,875
700	Tech Data Corp.	33,719
159,787
ENGINEERING & CONSTRUCTION - 0.4%
1,025	Fluor Corp.	50,574
1,100	Shaw Group, Inc.	30,041
80,615
ENTERTAINMENT - 0.5%
8,000	Regal Entertainment Group - Cl. A	110,080

FOOD - 1.9%
4,600	Dean Foods Co.	78,338
3,250	Hormel Foods Corp.	98,865
7,700	Kroger Co.	178,563
1,000	Sysco Corp.	29,810
385,576
FOREST PRODUCTS & PAPER - 0.1%
650	International Paper Co.	18,792

GAS - 0.3%
2,200	NiSource, Inc.	54,450

HAND/MACHINE TOOLS - 0.3%
1,200	Lincoln Electric Holdings, Inc.	52,548

HEALTHCARE-PRODUCTS - 0.7%
500	Henry Schein, Inc.	39,245
1,400	ResMed, Inc.	43,680
1,000	Zimmer Holdings, Inc.	64,360
147,285
HEALTHCARE-SERVICES - 1.4%
1,300	Aetna, Inc.	50,401
1,325	Humana, Inc.	102,608
900	UnitedHealth Group, Inc.	52,650
1,100	WellPoint, Inc.	70,169
275,828
HOME BUILDERS - 0.2%
3,300	PulteGroup, Inc.	35,310

HOUSEHOLD PRODUCTS/WARES - 0.2%
500	Jarden Corp.	21,010
300	Kimberly-Clark Corp.	25,131
46,141

See accompanying notes to financial statements.
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Shares	Value
INSURANCE - 3.0%
1,350	American International Group, Inc.	$ 43,322
1,000	Arch Capital Group Ltd.	39,690
2,800	Assurant, Inc.	97,552
700	Berkshire Hathaway, Inc.	58,331
400	Everest Re Group Ltd.	41,396
3,100	Lincoln National Corp.	67,797
3,200	Protective Life Corp.	94,112
1,950	Torchmark Corp.	98,572
1,150	Travelers Cos, Inc.	73,416
614,188
INTERNET - 1.7%
3,300	Expedia, Inc.	158,631
500	F5 Networks, Inc.	49,780
170	Google, Inc. - Cl. A	98,612
700	IAC/InterActiveCorp	31,920
338,943
IRON/STEEL - 0.8%
5,000	Commercial Metals Co.	63,200
800	Nucor Corp.	30,320
400	Reliance Steel & Aluminum Co.	20,200
2,900	Steel Dynamics, Inc.	34,075
650	United States Steel Corp.	13,390
161,185
LEISURE TIME - 0.9%
1,900	Harley-Davidson, Inc.	86,887
1,250	Polaris Industries, Inc.	89,350
176,237
LODGING - 0.2%
600	Wyndham Worldwide Corp.	31,644

MACHINERY-DIVERSIFIED - 0.6%
1,350	Cummins, Inc.	130,829

MEDIA - 1.5%
4,200	CBS Corp.	137,676
1,350	Liberty Media Corp. - Liberty Capital	118,678
1,200	Walt Disney Co.	58,200
314,554
METAL FABRICATE/HARDWARE - 0.2%
800	Timken Co.	36,632

MINING - 0.2%
1,100	Freeport-McMoRan Copper & Gold, Inc. - Cl. B	37,477

See accompanying notes to financial statements.
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Shares	Value
MISCELLANEOUS MANUFACTURING - 1.1%
11,000	General Electric Co.	$ 229,240

OIL & GAS - 5.9%
400	Apache Corp.	35,156
3,350	Chevron Corp.	353,425
2,400	ConocoPhillips	134,112
600	Diamond Offshore Drilling, Inc.	35,478
800	EOG Resources, Inc.	72,088
3,615	Exxon Mobil Corp.	309,336
250	Marathon Petroleum Corp.	11,230
1,200	Murphy Oil Corp.	60,348
1,000	Nabors Industries Ltd.	14,400
1,200	Phillips 66	39,888
1,200	Plains Exploration & Production Co.	42,216
1,300	Tesoro Corp.	32,448
2,550	Valero Energy Corp.	61,582
1,201,707
OIL & GAS SERVICES - 0.7%
2,300	National Oilwell Varco, Inc.	148,212

PHARMACEUTICALS - 5.5%
4,200	Abbott Laboratories	270,774
900	Cardinal Health, Inc.	37,800
1,950	Eli Lilly & Co.	83,674
2,200	Herbalife Ltd.	106,326
3,105	Johnson & Johnson	209,774
700	McKesson Corp.	65,625
550	Mead Johnson Nutrition Co. - Cl. A	44,280
12,758	Pfizer, Inc.	293,434
1,111,687
PIPELINES - 0.2%
700	ONEOK, Inc.	29,617

REITS - 2.3%
2,500	American Capital Agency Corp.	84,025
1,950	Brandywine Realty Trust	24,063
1,575	CommonWealth REIT	30,114
1,300	Public Storage	187,733
925	Simon Property Group, Inc.	143,985
469,920
RETAIL - 3.7%
1,500	American Eagle Outfitters, Inc.	29,595
1,600	Best Buy Co., Inc.	33,536
900	Brinker International, Inc.	28,683

See accompanying notes to financial statements.
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Shares	Value
RETAIL - 3.7% (Continued)
850	Costco Wholesale Corp.	$ 80,750
300	Dillard's, Inc. - Cl. A	19,104
900	Foot Locker, Inc.	27,522
3,150	Macy's, Inc.	108,202
350	McDonald's Corp.	30,985
950	Ross Stores, Inc.	59,346
900	Starbucks Corp.	47,988
3,200	TJX Cos, Inc.	137,376
2,100	Wal-Mart Stores, Inc.	146,412
749,499
SEMICONDUCTORS - 1.7%
10,350	Advanced Micro Devices, Inc.	59,306
6,050	Intel Corp.	161,233
500	KLA-Tencor Corp.	24,625
10,400	LSI Corp.	66,248
675	QUALCOMM, Inc.	37,584
348,996
SOFTWARE - 1.9%
1,400	CA, Inc.	37,926
11,690	Microsoft Corp.	357,597
395,523
TELECOMMUNICATIONS - 2.8%
5,600	AT&T, Inc.	199,696
198	Aviat Networks, Inc.	554
5,900	Cisco Systems, Inc.	101,303
1,200	Crown Castle International Corp.	70,392
900	Motorola Solutions, Inc.	43,299
3,700	Verizon Communications, Inc.	164,428
579,672
TEXTILES - 0.1%
600	Cintas Corp.	23,166

TRANSPORTATION - 0.8%
1,400	Norfolk Southern Corp.	100,478
600	Union Pacific Corp.	71,586
172,064
WATER - 0.2%
1,000	American Water Works Co., Inc.	34,280

TOTAL COMMON STOCK (Cost - $12,753,782)	14,366,154

See accompanying notes to financial statements.
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Par Value	Coupon Rate (%)	Maturity	Value
BONDS & NOTES - 28.8%
AGRICULTURE - 0.1%
$ 10,000	Altria Group, Inc.	9.7000	11/10/2018	$ 13,814

BEVERAGES - 0.3%
30,000	Coca-Cola Refreshments USA, Inc.	7.3750	3/3/2014	33,259
25,000	PepsiCo, Inc.	2.5000	5/10/2016	26,224
59,483
CHEMICALS - 0.1%
13,000	EI du Pont de Nemours & Co.	5.0000	1/15/2013	13,304

COMPUTERS - 0.1%
16,000	International Business Machines Corp.	4.0000	6/20/2042	16,709
1,000	International Business Machines Corp.	5.6000	11/30/2039	1,299
18,008
DIVERSIFIED FINANCIAL SERVICES - 0.2%
35,000	American Express Co.	7.2500	5/20/2014	38,751
10,000	General Electric Capital Corp.	6.7500	3/15/2032	12,382
51,133
ELECTRIC - 0.5%
10,000	Consolidated Edison Co. of New York, Inc.	6.7500	4/1/2038	14,254
8,000	Dominion Resources Inc.	4.4500	3/15/2021	9,105
15,000	Duke Energy Corp.	3.5500	9/15/2021	15,976
50,000	Florida Power & Light Co.	4.8500	2/1/2013	51,216
15,000	Georgia Power Co.	5.4000	6/1/2040	17,964
108,515
ELECTRONICS - 0.1%
30,000	Honeywell International, Inc.	4.2500	3/1/2013	30,749

FOOD - 0.1%
10,000	Kellogg Co.	7.4500	4/1/2031	13,696

OIL & GAS - 0.1%
10,000	ConocoPhillips	4.6000	1/15/2015	10,948

PHARMACEUTICALS - 0.3%
15,000	Pfizer, Inc.	6.2000	3/15/2019	18,890
50,000	Wyeth LLC	5.5000	3/15/2013	51,769
70,659
PIPELINES - 0.4%
15,000	TransCanada PipeLines Ltd.	3.8000	10/1/2020	16,491
45,000	TransCanada PipeLines Ltd.	4.8750	1/15/2015	49,182
10,000	TransCanada PipeLines Ltd.	7.1250	1/15/2019	12,785
78,458
RETAIL - 0.2%
10,000	McDonald's Corp.	6.3000	10/15/2037	13,925
15,000	Wal-Mart Stores, Inc.	6.5000	8/15/2037	20,842
34,767

See accompanying notes to financial statements.
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Par Value	Coupon Rate (%)	Maturity	Value
TELECOMMUNICATIONS - 0.4%
$ 50,000	AT&T, Inc.	6.7000	11/15/2013	$ 54,042
25,000	Verizon Communications, Inc.	3.0000	4/1/2016	26,582
80,624
TRANSPORTATION - 0.1%
15,000	United Parcel Service, Inc.	6.2000	1/15/2038	20,392

US GOVERNMENT - 6.6%
35,000	United States Treasury Note/Bond	0.3750	7/31/2013	35,042
135,000	United States Treasury Note/Bond	0.6250	7/31/2012	135,053
35,000	United States Treasury Note/Bond	3.0000	5/15/2042	36,738
485,000	United States Treasury Note/Bond	3.1250	5/15/2021	552,559
15,000	United States Treasury Note/Bond	3.1250	11/15/2041	16,152
350,000	United States Treasury Note/Bond	3.5000	2/15/2039	405,576
115,000	United States Treasury Note/Bond	4.7500	2/15/2041	162,707
1,343,827
US GOVERNMENT AGENCY - 5.9%
180,000	Federal Home Loan Banks	1.6250	11/21/2012	180,994
75,000	Federal Home Loan Banks	5.2500	6/18/2014	82,115
120,000	Federal Home Loan Banks	5.3750	5/18/2016	141,392
300,000	Federal Home Loan Mortgage Corp.	3.7500	3/27/2019	345,681
100,000	Federal Home Loan Mortgage Corp.	4.7500	11/17/2015	113,825
140,000	Federal National Mortgage Association	5.0000	5/11/2017	166,936
145,000	Federal National Mortgage Association	5.3750	7/15/2016	171,564
1,202,507
US GOVERNMENT AGENCIES - MORTGAGE BACKED - 13.3%
64,447	Federal Home Loan Mortgage Corp.	3.5000	3/1/2042	67,685
32,897	Federal Home Loan Mortgage Corp.	4.5000	11/1/2018	35,361
160,333	Federal Home Loan Mortgage Corp.	4.5000	11/1/2039	172,029
22,174	Federal Home Loan Mortgage Corp.	5.0000	12/1/2020	23,841
12,159	Federal Home Loan Mortgage Corp.	5.5000	9/1/2036	13,310
65,636	Federal Home Loan Mortgage Corp.	5.5000	4/1/2038	71,468
30,149	Federal Home Loan Mortgage Corp.	6.0000	1/1/2038	33,050
19,723	Federal Home Loan Mortgage Corp.	6.0000	4/1/2038	21,621
45,965	Federal Home Loan Mortgage Corp.	6.0000	6/1/2038	50,390
119,143	Federal National Mortgage Assocation	3.0000	3/1/2042	122,454
87,421	Federal National Mortgage Assocation	3.5000	12/1/2041	91,970
64,649	Federal National Mortgage Assocation	3.5000	4/1/2042	68,182
32,915	Federal National Mortgage Assocation	4.0000	5/1/2014	33,917
101,665	Federal National Mortgage Assocation	4.0000	8/1/2019	107,870
7,247	Federal National Mortgage Assocation	4.0000	10/1/2020	7,716
50,722	Federal National Mortgage Assocation	4.0000	3/1/2021	54,065
114,749	Federal National Mortgage Assocation	4.0000	5/1/2021	122,312
21,689	Federal National Mortgage Assocation	4.0000	2/1/2022	23,078
16,476	Federal National Mortgage Assocation	4.0000	2/1/2025	17,531
42,806	Federal National Mortgage Assocation	4.0000	7/1/2025	45,554
73,604	Federal National Mortgage Assocation	4.0000	10/1/2040	78,452
32,575	Federal National Mortgage Assocation	4.0000	11/1/2040	34,915
See accompanying notes to financial statements.
Jefferson National Balanced Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2012 (Unaudited)
Par Value	Coupon Rate (%)	Maturity	Value
US GOVERNMENT AGENCIES - MORTGAGE BACKED - 13.3% (Cont.)
$ 63,843	Federal National Mortgage Assocation	4.0000	2/1/2041	$ 68,049
61,109	Federal National Mortgage Assocation	4.0000	12/1/2041	65,161
27,820	Federal National Mortgage Assocation	4.5000	11/1/2019	29,861
17,243	Federal National Mortgage Assocation	4.5000	6/1/2024	18,491
19,846	Federal National Mortgage Assocation	4.5000	6/1/2025	21,285
9,536	Federal National Mortgage Assocation	4.5000	9/1/2035	10,236
68,042	Federal National Mortgage Assocation	4.5000	3/1/2039	73,011
43,708	Federal National Mortgage Assocation	4.5000	11/1/2039	46,931
83,038	Federal National Mortgage Assocation	4.5000	6/1/2040	89,162
165,222	Federal National Mortgage Assocation	4.5000	10/1/2040	177,587
74,678	Federal National Mortgage Assocation	4.5000	11/1/2040	81,687
48,094	Federal National Mortgage Assocation	4.5000	5/1/2041	51,694
21,588	Federal National Mortgage Assocation	5.0000	3/1/2023	23,298
59,935	Federal National Mortgage Assocation	5.0000	9/1/2033	65,042
66,642	Federal National Mortgage Assocation	5.0000	5/1/2035	72,261
6,160	Federal National Mortgage Assocation	5.0000	10/1/2035	6,671
78,574	Federal National Mortgage Assocation	5.0000	2/1/2036	85,088
57,951	Federal National Mortgage Assocation	5.0000	6/1/2040	62,777
78,761	Federal National Mortgage Assocation	5.0000	8/1/2041	85,698
19,757	Federal National Mortgage Assocation	5.5000	6/1/2022	21,725
52,894	Federal National Mortgage Assocation	5.5000	11/1/2035	57,891
52,724	Federal National Mortgage Assocation	5.5000	12/1/2039	57,534
28,947	Federal National Mortgage Assocation	6.0000	3/1/2036	32,176
16,807	Federal National Mortgage Assocation	6.0000	3/1/2037	18,496
31,858	Federal National Mortgage Assocation	6.0000	8/1/2037	35,059
10,840	Federal National Mortgage Assocation	6.0000	5/1/2038	11,918
28,431	Federal National Mortgage Assocation	6.0000	6/1/2038	31,795
23,291	Federal National Mortgage Assocation	6.5000	3/1/2037	26,232
1,218	Federal National Mortgage Assocation	7.0000	6/1/2029	1,387
2,724,974

TOTAL BONDS & NOTES (Cost - $5,664,499)	5,875,858

Shares
SHORT-TERM INVESTMENTS - 1.1%
221,124	AIM STIT Liquid Assets Portfolio, to yield 0.08% (Cost - $221,124) (a)	$ 221,124

TOTAL INVESTMENTS - 100.4% (Cost - $18,639,405) (b)	$ 20,463,136
LIABILITIES LESS OTHER ASSETS - (0.4) %	(83,672)
NET ASSETS - 100.0%	$ 20,379,464

* Non-income producing security.
(a) Variable rate security, the money market rate shown represents the rate at June 30, 2012.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation:	$ 2,164,312
Unrealized depreciation:	(340,581)
Net unrealized appreciation:	$ 1,823,731
See accompanying notes to financial statements.

JNF Portfolios
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2012 (Unaudited)

	JNF Equity	JNF Balanced
	Portfolio	Portfolio

ASSETS
Investments, at cost	$ 73,557,164	$ 18,639,405
Investments in securities, at value	$ 80,062,822	$ 20,463,136
Receivable for securities sold	83,302	-
Dividends and interest receivable	105,967	52,620
Prepaid expenses and other assets	5,662	-
TOTAL ASSETS	80,257,753	20,515,756

LIABILITIES
Payable for portfolio shares redeemed	238,478	121,814
Investment advisory fees payable	39,981	7,484
Fees payable to other affiliates	28,928	670
Distribution (12b-1) fees payable	15,383	3,988
Accrued expenses and other liabilities	-	2,336
TOTAL LIABILITIES	322,770	136,292

NET ASSETS	$ 79,934,983	$ 20,379,464

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 100,583,297	$ 21,284,977
Undistributed net investment income	675,687	21,903
Accumulated net realized loss on investments	(27,829,659)	(2,751,147)
Net unrealized appreciation on investments	6,505,658	1,823,731
NET ASSETS	$ 79,934,983	$ 20,379,464

Shares of Beneficial Interest Outstanding	3,568,339	1,201,866
Net Asset Value (Net Assets/Shares of Beneficial Interest)/Offering & Redemption Price per share)	$ 22.40	$ 16.96

See accompanying notes to financial statements.

JNF Portfolios
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2012 (Unaudited)

	JNF Equity	JNF Balanced
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends	$ 762,207	$ 156,579
Interest	237	71,390
Less: Foreign withholding taxes	(110)	(60)
TOTAL INVESTMENT INCOME	762,334	227,909

EXPENSES:
Investment advisory fees	265,193	67,471
Distribution (12b-1) fees	101,997	25,950
Administration service fees	75,678	27,335
Professional fees	13,388	9,463
Trustees' fees and expenses	6,447	6,088
Compliance officer fees	6,286	2,031
Custodian fees	2,441	1,746
Printing and postage expense	1,777	1,009
TOTAL EXPENSES	473,207	141,093

Less: Fees waived/expenses reimbursed by the Advisor	-	(11,259)
NET EXPENSES	473,207	129,834

NET INVESTMENT INCOME	289,127	98,075

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investment transactions	4,703,730	810,856
Net change in unrealized appreciation
on investment transactions	1,915,342	407,548

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	6,619,072	1,218,404

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$ 6,908,199	$ 1,316,479

See accompanying notes to financial statements.

JNF Portfolios
STATEMENTS OF CHANGES IN NET ASSETS

	JNF Equity Portfolio		JNF Balanced Portfolio
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	June 30, 2012	December 31,	June 30, 2012	December 31,
	(Unaudited)	2011	(Unaudited)	2011
FROM OPERATIONS
Net investment income	$ 289,127	$ 386,747	$ 98,075	$ 251,819
Net realized gain on investments	4,703,730	9,765,012	810,856	1,889,464
Net change in unrealized appreciation (depreciation)
on investments	1,915,342	(9,006,478)	407,548	(939,557)
Net Increase in Net Assets
Resulting From Operations	6,908,199	1,145,281	1,316,479	1,201,726

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	-	(652,972)	(107,208)	(263,279)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	479,092	719,563	1,720,400	4,095,868
Reinvestment of dividends and distributions	-	652,972	107,206	263,279
Cost of shares redeemed	(6,112,951)	(11,421,967)	(2,721,308)	(6,526,442)
Net Decrease in Net Assets From Share
Transactions of Beneficial Interest	(5,633,859)	(10,049,432)	(893,702)	(2,167,295)

TOTAL INCREASE/ (DECREASE) IN NET ASSETS	1,274,340	(9,557,123)	315,569	(1,228,848)

NET ASSETS
Beginning of period	78,660,643	88,217,766	20,063,895	21,292,743
End of period*	$ 79,934,983	$ 78,660,643	$ 20,379,464	$ 20,063,895
* Includes undistributed net investment income of	$ 675,687	$ 386,560	$ 21,903	$ 31,036

SHARES ACTIVITY
Shares Sold	21,734	33,460	100,776	252,160
Shares Reinvested	-	33,589	6,300	16,662
Shares Redeemed	(271,869)	(540,332)	(161,053)	(407,162)
Net Decrease in Shares of Beneficial Interest Outstanding	(250,135)	(473,283)	(53,977)	(138,340)

See accompanying notes to financial statements.

JNF Portfolios
FINANCIAL HIGHLIGHTS

	JNF Equity Portfolio
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2012		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2011	2010	2009	2008	2007 (1)

Net asset value, beginning of period	$ 20.60		$ 20.56	$ 16.44	$ 12.30	$ 21.46	$ 23.75
Activity from investment operations:
Net investment income (2)	0.08		0.09	0.15	0.12	0.12	0.02
Net realized and unrealized gain
(loss) on investments	1.72		0.12	4.11	4.16	(9.25)	(2.31)
Total from investment operations	1.80		0.21	4.26	4.28	(9.13)	(2.29)

Less distributions from:
Net investment income	-		(0.17)	(0.14)	(0.14)	(0.03)	-

Net asset value, end of period	$ 22.40		$ 20.60	$ 20.56	$ 16.44	$ 12.30	$ 21.46

Total return (3)	8.74%		1.06%	26.02%	35.03%	-42.60%	-9.64%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 79,935		$ 78,661	$ 88,218	$ 77,893	$ 63,760	$ 135,373

Ratios of expenses to average net assets	1.16%	(5)	1.15%	1.16%	1.14%	1.10%	1.10%	(5)

Ratios of expenses to average
net assets before waivers	1.16%	(5)	1.15%	1.16%	1.18%	1.17%	1.17%	(5)

Ratios of net investment income
to average net assets	0.71%	(5)	0.45%	0.81%	0.92%	0.67%	0.15%	(5)

Ratios of net investment income to
average net assets before waiver	0.71%	(5)	0.45%	0.81%	0.88%	0.60%	0.08%	(5)

Portfolio turnover rate	62%	(4)	123%	123%	122%	118%	97%	(4)

(1)	The JNF Equity Portfolio commenced operations on May 1, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Assumes reinvestment of all dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

JNF Portfolios
FINANCIAL HIGHLIGHTS (Continued)

	JNF Balanced Portfolio
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2012		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2011	2010	2009	2008	2007 (1)

Net asset value, beginning of period	$ 15.98		$ 15.27	$ 13.86	$ 11.58	$ 15.40	$ 15.81
Activity from investment operations:
Net investment income (2)	0.08		0.19	0.20	0.22	0.29	0.18
Net realized and unrealized gain
(loss) on investments	0.99		0.72	1.41	2.28	(3.82)	(0.41)
Total from investment operations	1.07		0.91	1.61	2.50	(3.53)	(0.23)

Less distributions from:
Net investment income	(0.09)		(0.20)	(0.20)	(0.22)	(0.29)	(0.18)

Net asset value, end of period	$ 16.96		$ 15.98	$ 15.27	$ 13.86	$ 11.58	$ 15.40

Total return (3)	6.67%		6.01%	11.74%	21.85%	-23.16%	-1.46%

Ratios/Supplemental Data:
Net assets, end of period (in 000s)	$ 20,379		$ 20,064	$ 21,293	$ 22,874	$ 22,332	$ 35,727

Ratios of expenses to average net assets	1.25%	(5)	1.23%	1.18%	1.14%	1.10%	1.10%	(5)

Ratios of expenses to average net
assets before waivers	1.36%	(5)	1.36%	1.35%	1.31%	1.28%	1.31%	(5)

Ratios of net investment income
to average net assets	0.94%	(5)	1.21%	1.40%	1.80%	2.09%	1.73%	(5)

Ratios of net investment income to
average net assets before waiver	0.84%	(5)	1.08%	1.24%	1.62%	1.90%	1.52%	(5)

Portfolio turnover rate	43%	(4)	103%	79%	109%	98%	126%	(4)

(1)	The JNF Balanced Portfolio commenced operations on May 1, 2007.
(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(3)	Assumes reinvestment of all dividends and distributions, if any. Total returns for periods less than one year are not annualized.
(4) Not annualized.
(5) Annualized.

See accompanying notes to financial statements.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS

June 30, 2012 (Unaudited)

1.

ORGANIZATION

The JNF Equity Portfolio (the “Equity Portfolio”) and the JNF Balanced Portfolio (the “Balanced Portfolio”), (collectively, the “Portfolios”) are diversified series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies, including the Adviser’s affiliate, Jefferson National Life Insurance Company.  The Trust offers shares to affiliated and unaffiliated life insurance company separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life insurance contracts.  Jefferson National Life separate accounts own 100% of the shares offered by each Portfolio.  The investment objective of each Portfolio is as follows:

Portfolio

Primary Objective

Equity Portfolio

High total return consistent with preservation of capital and a prudent level of risk.

Balanced Portfolio

High total return consistent with preservation of capital and a prudent level of risk.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities and other assets held by the Equity and Balanced Portfolios listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Portfolio’s Board on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Portfolios utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2012 for the Portfolios’ assets and liabilities measured at fair value:

Equity Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 79,564,175	$ -	$ -	$ 79,564,175
Money Market Funds	498,647	-	-	498,647
Total	$ 80,062,822	$ -	$ -	$ 80,062,822

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

Balanced Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 14,366,154	$ -	$ -	$ 14,366,154
Bonds & Notes	-	5,875,858	-	5,875,858
Money Market Funds	221,124	-	-	221,124
Total	$ 14,587,278	$ 5,875,858	$ -	$ 20,463,136

The Portfolios did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Portfolios’ policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolios of Investments for Industry Classification.

Security transactions and related income – Security transactions are recorded no later than the first business day after the trade date, except for reporting purposes when trade date is used.  Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities.  Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain respectively.  Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios’ understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – The following table summarizes each Portfolio’s Investment Income and Capital Gain declaration policy:

Portfolio

           Income Dividends

    Capital Gains

Equity Portfolio

Annually

    Annually

Balanced Portfolio

Quarterly

    Annually

Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Portfolio.

Federal income tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders.  Therefore, no federal income tax provision is required.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax years of 2009 – 2011 and expected to be taken during the year ended December 31, 2012 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the year, the Portfolios did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.  The Portfolios identify the major tax jurisdictions as U.S. Federal and Nebraska State.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio.  Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the six months ended June 30, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Portfolio	Purchases	Sales
Equity Portfolio	$50,866,553	$56,015,037
Balanced Portfolio	8,710,133	9,277,378

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

4. INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolios are overseen by the Board, which is responsible for the overall management of the Portfolios.  JNF Advisors, Inc. serves as the Portfolios’ Investment Advisor (the “Advisor”).  Chicago Equity Partners, LLC (“Chicago Equity”) serves as the sub-advisor (“Sub-Advisor”) for the Equity Portfolio and Balanced Portfolios.  The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Portfolios are also officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolios, the Advisor, under the oversight of the Board, supervises the performance of Sub-Advisor, and the administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.65% of the Equity and Balanced Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, the Advisor pays the sub-advisor a sub-advisory fee, computed on average daily net assets and accrued daily and paid monthly, at the following annual rates: 0.30% of the Equity Portfolio and 0.27% of the Balanced Portfolio’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2013 to waive a portion of its advisory fee and has agreed to reimburse the Balanced Portfolio for other expenses to the extent necessary so that the total expenses incurred by the Portfolio (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Portfolio’s business) do not exceed 1.25% per annum for the Balanced Portfolio’s average daily net assets.

During the six months ended June 30, 2012 the Advisor waived/reimbursed fees for the Portfolios as follows:

Portfolio

Waiver/Reimbursement

Balanced Portfolio

         $ 11,259

The Advisor had expense caps in place of 1.25% of average daily net assets after April 30, 2011, 1.20% of average daily net assets from April 30, 2010 to April 30, 2011, 1.15% of average daily net assets from April 30, 2009 to April 30, 2010 and 1.10% of average daily net assets prior to April 30, 2009 for the Equity and Balanced Portfolios.  If the Advisor waives any fee or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Portfolio provided that such reimbursement does not cause the Portfolio’s operating expenses to exceed the expense limitation.  The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). No amounts will be paid to the Advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of each Portfolio and its shareholders.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

During the year ended December 31, 2011 the Advisor has the following waived expenses that may be recovered no later than the dates indicated:

Portfolio	December 31, 2012	December 31, 2013	December 31, 2014	Total
Equity Portfolio	$ 27,850	$ -	$ -	$ 27,850
Balanced Portfolio	38,710	35,124	26,465	100,299

The Trust has adopted a Distribution Plan and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service fee is calculated by the Equity and Balanced Portfolio’s at an annual rate of 0.25% of its average daily net assets.  Pursuant to the Plan, each of these Portfolios may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisers, and others for activities primarily intended to result in the sale of Portfolio shares and for maintenance and personal service provided to existing shareholders.  The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs.  During the six months ended June 30, 2012 the Equity and Balanced Portfolio’s were charged $101,997 and $25,950, respectively, pursuant to the plan.

Effective April 1, 2012, with the approval of the Board, each Portfolio pays its pro rata share of a total fee of $3,500 per quarter for the Northern Lights Variable Trust to each Trustee who is not affiliated with the Trust or Advisor.  Previously, each Portfolio paid its pro rata share of a total fee of $2,500 per quarter for the Northern Lights Variable Trust to each Trustee who is not affiliated with the Trust or Advisor.  Each Portfolio pays the chairperson of the audit committee its pro-rata share of an additional $500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Portfolios as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.  Under the terms of such agreement, NLCS receives customary fees from the Portfolios.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis.  For the provision of these services, GemCom receives customary fees from the Portfolios.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the period ended December 31, 2011 was as follows:

	Ordinary	Tax-Exempt	Long-Term
	Income	Income	Capital Gain	Total
Equity Portfolio	$ 652,972	$ -	$ -	$ 652,972
Balanced Portfolio	263,279	-	-	263,279

The tax character of distributions for the period ended December 31, 2010 was as follows:

	Ordinary	Tax-Exempt	Long-Term
	Income	Income	Capital Gain	Total
Equity Portfolio	$ 617,289	$ -	$ -	$ 617,289
Balanced Portfolio	301,036	-	-	301,036

As of December 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	October &	Carry	Appreciation/	Accumulated
	Income	Gains	Losses	Forwards	(Depreciation)	Earnings/(Deficits)
Equity Portfolio	$ 386,560	$ -	$ (1,015,074)	$ (31,408,105)	$ 4,480,106	$ (27,556,513)
Balanced Portfolio	31,036	-	(111,882)	(3,336,292)	1,302,354	(2,114,784)

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2011, the following Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains through the indicated expiration dates:

	December 31, 2016	December 31, 2017	Total
Equity Portfolio	$ 3,319,990	$ 28,088,115	$ 31,408,105
Balanced Portfolio	-	3,336,292	3,336,292

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Portfolios incurred and elected to defer such capital losses as follows:

Capital
Losses
Equity Portfolio	$ 1,015,074
Balanced Portfolio	111,882

Permanent book and tax differences primarily attributable to differences in book/tax treatment of paydown gain/(loss) resulted in reclassification for the period ended December 31, 2011 as follows:

	Undistributed Net	Accumulated Net
	Investment	Realized Gain/(Loss)
	Income	on Investments
Balanced Portfolio	$ 25,753	$ (25,753)

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

6. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact these amendments may have on the Portfolio’s financial statements.

7. SHAREHOLDER MEETING

At a Special Meeting of Shareholders of the JNF Balanced Portfolio and JNF Equity Portfolio (each, a "JNF Fund" and together, the "JNF Funds"), held at the offices of Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788, on Thursday, April 12, 2012, shareholders of record at the close of business on February 29, 2012 voted to approve the following proposals:

 (1)  To approve a new Investment Advisory Agreement by and between Northern Lights Variable Trust (“NLVT”) and JNF Advisors, Inc. ("JNF"), the previous and proposed investment adviser, with regard to each JNF Fund.  No fee increase is proposed.

	Shares Voted	Shares Voted Against
	In Favor	or Abstentions
JNF Balanced Portfolio	1,096,307	170,842
JNF Equity Portfolio	3,351,940	300,074

 (2)   To approve a new Sub-Advisory Agreement by and between JNF and Chicago Equity Partners, LLC ("CEP"), the previous and proposed investment sub-adviser, with respect to each of the JNF Balanced Portfolio and the JNF Equity Portfolio and each of which a series of NLVT.  No fee increase is proposed.

	Shares Voted	Shares Voted Against
	In Favor	or Abstentions
JNF Balanced Portfolio	1,095,172	171,977
JNF Equity Portfolio	3,337,658	314,358

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2012 (Unaudited)

(3)   To approve reliance upon an order from the Securities and Exchange Commission exempting NLVT and JNF from certain provisions of the Investment Company Act of 1940, as amended, and rules thereunder that would permit JNF to enter into new sub-advisory agreements, or to amend the terms of existing sub-advisory agreements with non-affiliated sub-advisers, with the approval of the Board of Trustees of NLVT, but without the approval of shareholders.

	Shares Voted	Shares Voted Against
	In Favor	or Abstentions
JNF Balanced Portfolio	948,932	318,218
JNF Equity Portfolio	3,071,877	580,138

(4)

To transact such other business as may properly come before the meeting or any adjournments or postponements thereof.

	Shares Voted	Shares Voted Against
	In Favor	or Abstentions
JNF Balanced Portfolio	1,068,126	199,024
JNF Equity Portfolio	3,426,911	225,105

8. SUBSEQUENT EVENTS

The Portfolios are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolios are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has determined that there were no subsequent events to report through the issuance of these financial statements.

JNF Portfolios

EXPENSE EXAMPLES

June 30, 2012 (Unaudited)

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 through June 30, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, as well as other charges and expenses of the insurance contract, or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

The Portfolio’s expenses shown do not reflect the charges and expenses of the insurance company separate accounts and if such expenses were included the costs would have been higher.

		Actual		Hypothetical (5% return before expenses)
Portfolio’s Annualized Expense Ratio	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period*	Ending Account Value 6/30/12	Expenses Paid During Period
JNF Equity Portfolio	1.16%	$1,000.00	$1,087.40	$ 6.02	$1,019.10	$ 5.82
JNF Balanced Portfolio	1.25%	$1,000.00	$1,066.70	$ 6.42	$1,018.65	$ 6.27

*Actual Expenses Paid During Period are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366) for the Equity and Balanced Portfolios, respectively.

Renewal of Management Agreement and Sub-Advisory Agreements and Approval of New and Interim Agreements for the JNF Portfolios

In connection with a meeting held on December 14, 2011 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), considered whether to approve a new Management Agreement (“New Management Agreement”) and an interim Management Agreement (“Interim Management Agreement” and together with the New Management Agreement, the “New Agreements”) with JNF Advisors, Inc. (“JNF” or the “Adviser”) for the JNF Balanced Portfolio (“JNF Balanced”) and JNF Equity Portfolio (“JNF Equity”) (each a “Portfolio” and collectively,  the “Portfolios”) and whether to renew the existing Management Agreement (“Existing Management Agreement”) for the Portfolios.  The Board also considered whether to approve a new sub-advisory agreement and interim sub-advisory agreement with Chicago Equity Partners, LLC (“CEP”) for JNF Balanced and JNF Equity, as well as whether to renew the existing sub-advisory agreement for the Portfolios.

 In considering the approvals and renewals, the Board considered materials provided to them in advance of the Meeting by JNF and CEP with respect to each firm and the Portfolios.  The Board, including the Independent Trustees, did not identify any single factor as controlling. Matters considered by the Board, including the Independent Trustees, in connection with approvals and renewals included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the nature of each firm’s operations and the experience of each firm’s Portfolio management personnel.  The Trustees noted that the services provided by the adviser under the New Management Agreement and Interim Management Agreement and the sub-adviser under the new and interim sub-advisory agreements would be identical to those provided under the Existing Management Agreement and existing sub-advisory agreement, respectively.  The Board then reviewed financial information provided by each firm, and discussed the likely impact of a possible change in the capital structure of JNF’s parent on JNF. The Trustees concluded that JNF and CEP each has provided a level of service consistent with the Board’s expectations and has the ability to continue providing such levels of service under the new and interim agreements.

Performance.  The Board then considered the Adviser’s and sub-adviser’s past performance with respect to the Portfolios, as well as the performance of CEP’s separately managed accounts and other factors relating to the firm’s track record. The Board noted that for the one- and three-year periods ended September 30, 2011, JNF Balanced and JNF Equity had each outperformed their respective benchmark index.  The Board also considered each Portfolio’s performance relative to a peer group of funds in the Portfolio’s respective Morningstar category.  The Board noted that JNF Balanced and JNF Equity had outperformed their respective peer group’s average for the one-year period, but underperformed for the three-year period.  The Board concluded that each Portfolio’s performance was acceptable.

Fees and Expenses.  The Board noted that the Adviser proposed charging an annual management fee of 0.65% for each of the JNF Equity and JNF Balanced, based on the average net assets of each respective Portfolio, which are the same fees that were charged under the Existing Management Agreement.   The Board also noted that the Adviser proposed paying CEP an annual fee of 0.30% and 0.27% for JNF Equity and JNF Balanced, respectively, based on the assets managed by CEP.  The Board noted that the proposed sub-advisory fees were the same as under the existing sub-advisory agreement.  The Board compared each Portfolio’s management fee paid to the Adviser and net expense ratio to those of a peer group.  The Board also compared the sub-advisory fee paid to CEP to the fees charged by the sub-adviser for other accounts they manage.  The Trustees concluded that each Portfolio’s advisory fees and applicable sub-advisory fee, as well as its overall expense ratio, were reasonable.

Economies of Scale. The Board considered whether there are or will be economies of scale with respect to the management of each Portfolio and whether there is the potential for realization of any further economies of scale.  After discussion, it was noted that because of each Portfolio’s size, economies of scale were unlikely to be realized in the near future and consequently, were not a relevant consideration at this time.

Profitability.  The Board considered the profits realized by the Adviser and sub-adviser in connection with the operation of the Portfolios, based on materials provided to the Board, and whether the amount of profit is a fair entrepreneurial profit for the management of the Portfolios.  They also considered the profits realized by the Adviser and sub-adviser from other activities related to the Portfolios.  The Trustees concluded that because of each Portfolio’s current asset levels and expense limitation agreement, the Adviser’s and sub-adviser’s levels of profitability from their relationship with the Portfolios are not excessive.

Conclusion.  Having requested and received such information from the Adviser and sub-adviser as the Board believed to be reasonably necessary to evaluate the terms of the New Management Agreement, Interim Management Agreement, new sub-advisory agreement, interim sub-advisory agreement, Existing Management Agreement and existing sub-advisory agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are reasonable and that approval and renewal of the agreements is in the best interests of NLVT and the shareholders of the Portfolios.  Accordingly, the Board of Trustees, including the Independent Trustees, unanimously approved the renewal of the Existing Management Agreement and existing sub-advisory agreement;  approved the New Management Agreement and Interim Management Agreement; and approved the new sub-advisory agreement and interim sub-advisory agreement and voted to recommend the new agreements to shareholders for approval.

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-866-667-0564 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is also available without charge, upon request, by calling 1-866-667-0564.

INVESTMENT ADVISOR

JNF Advisors, Inc.

9920 Corporate Campus Dr., Suite 1000
Louisville, KY 40223

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

8/29/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/29/12